Equity Transactions (Details 4) - Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Exercise Price	$ 3.75
Option Outstanding	5,600	5,600
Weighted Average Contractual Life	4 years 1 month 6 days	4 years 7 months 6 days
Option Excersiable	5,600	5,600
Exercise Price	$ 6.25
Option Outstanding	11,200	10,400
Weighted Average Contractual Life	4 years 2 months 12 days	4 years 3 months 18 days
Option Excersiable	11,200	10,400
Exercise Price	$ 7.5
Option Outstanding	25,600	24,800
Weighted Average Contractual Life	6 years 2 months 12 days	6 years 8 months 12 days
Option Excersiable	25,600	24,800
Exercise Price	$ 8.75
Option Outstanding	1,600	800
Weighted Average Contractual Life	4 years 3 months 18 days	4 years 3 months 18 days
Option Excersiable	1,600	800
Exercise Price	$ 12.5
Option Outstanding	4,000	4,000
Weighted Average Contractual Life	3 years 1 month 6 days	3 years 7 months 6 days
Option Excersiable	4,000	4,000
Exercise Price	$ 25
Option Outstanding	1,600	1,600
Weighted Average Contractual Life	2 years 9 months 18 days	3 years 3 months 18 days
Option Excersiable	1,600	1,600
Exercise Price	$ 26.25
Option Outstanding	4,400	4,400
Weighted Average Contractual Life	2 years 3 months 18 days	2 years 9 months 18 days
Option Excersiable	4,400	4,400
Exercise Price	$ 27.5
Option Outstanding	800	800
Weighted Average Contractual Life	2 years 2 months 12 days	2 years 8 months 12 days
Option Excersiable	800	800
Exercise Price	$ 28.75
Option Outstanding	1,600	1,600
Weighted Average Contractual Life	2 years 7 months 6 days	3 years 1 month 6 days
Option Excersiable	1,600	1,600
Exercise Price	$ 31.25
Option Outstanding	4,000	4,000
Weighted Average Contractual Life	10 months 24 days	2 years 4 months 24 days
Option Excersiable	4,000	4,000